EQUITY - Composition of share capital (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
EQUITY
Number of share outstanding	50,595,118	49,726,906
Ordinary shares
EQUITY
Par value per share	$ 0.00001	$ 0.00001
Number of share authorized	350,000,000	350,000,000
Number of shares issued	50,595,118	49,726,906
Number of share outstanding	50,595,118	49,726,906
Preferred shares
EQUITY
Par value per share	$ 0.00001	$ 0.00001
Number of share authorized	1,000,000	1,000,000